Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 1,437	$ (116)	$ 6,527	$ (1,218)
Effective Portion Reclassified from AOCI	37	0	(211)	0
Ineffective Portion	0	(8)	740	(755)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	1,437	(116)	6,527	(1,218)
Effective Portion Reclassified from AOCI	37	0	(211)	0
Ineffective Portion	$ 0	$ (8)	$ 740	$ (755)